Contracts with Customers (Details) - Disaggregation of Revenue - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue	$ 189,432	$ 104,140	$ 494,375	$ 282,145
Domestic Physicians [Member]
Disaggregation of Revenue [Line Items]
Revenue	10,860	104,140
Domestic Licensing & Distribution Fee [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 178,572	$ 0